SEVERANCE COSTS (Details) - CAD CAD in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2016	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
SEVERANCE COSTS
Percent of workforce reduction	5.00%	5.00%
Current period severance costs paid			CAD 29	CAD 22
Accounts payable and other
SEVERANCE COSTS
Severance costs payable			25	24
Operating and administrative expense
SEVERANCE COSTS
Severance expense			54	42
Other income/(expense)
SEVERANCE COSTS
Severance expense			CAD 0	CAD 4